Income Tax - Schedule of Rollforward of Valuation Allowances of Deferred Tax Assets (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Rollforward of Valuation Allowances of Deferred Tax Assets [Abstract]
Balance at beginning of the period	¥ 10,366,052	¥ 7,046,758
Adjustment of opening balance due to adoption of ASU 2016-13		932,367
Additions of valuation allowance	791,267	2,778,382
Reversal of valuation allowance	(1,846,962)
Expiration of NOLs		(391,455)
Balance at end of the period	¥ 9,310,357	¥ 10,366,052	¥ 7,046,758